Common shares (Details) - USD ($)					2 Months Ended	12 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Jun. 17, 2020	Feb. 10, 2020	Feb. 22, 2022	Dec. 31, 2020	Dec. 31, 2022	Feb. 21, 2022	Dec. 31, 2021	Dec. 31, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	49,999,998	100,384,435			100,384,435	100,234,973
RSU share issuance (in shares)			149,462	149,462		149,462
Cancellation of predecessor equity (in shares)		(100,384,435)
Stock issued during period (in shares)	49,999,998	49,999,998
Ending balance (in shares)	49,999,998	49,999,998			49,999,998
Common shares, par value (in usd per share)	$ 0.01	$ 0.01			$ 0.01		$ 0.01	$ 0.10	$ 0.10	$ 0.10
RSU shares issuance (usd per share)						$ 0.10
Cancellation of predecessor equity (usd per share)		0.10
Issuance of successor common stock (usd per share)		0.01
Ending balance (usd per share)	$ 0.01	$ 0.01			$ 0.01
Beginning balance	$ 0	$ 10,000,000			$ 10,000,000	$ 10,000,000
Stock issued, restricted stock award, net of forfeitures						$ 0
Cancellation of Predecessor equity		(10,000,000)			0
Issuance of Successor common stock		0			1,495,000,000
Ending balance	$ 0	$ 0			$ 0